Net Loss per Common Share - Summary Of Potentially Dilutive Securities (Detail) - shares		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		37,689,082	27,788,039
Restricted stock units (non-vested) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	[1]	21,539,768	5,763,925
Performance stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		42,212,366	42,212,366
Capped value appreciation rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	[2]	32,447,626	32,447,626
Performance restricted stock units (non-vested) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		585,229	585,229
Restricted common stock (non-vested) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,720,090	0
Earn-Out Shares (non-vested) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,080,387	0
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		10,214,365	0
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		20,535,896	0
Other instruments issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		5,164,558	5,470,387

[1]	Vested restricted stock units were treated as outstanding common shares for purposes of calculating net loss per common share for the three and six months ended September 30, 2021.
[2]	Refer to Note 10, “Share-Based Compensation” for details regarding settlement of capped value appreciation rights. CVARs will be settled on the first business day immediately following expiration of the lock-up period.